Julian T.H. Kleindorfer Direct Dial: +1.213.891.8371 Julian.Kleindorfer@LW.com	355 South Grand Avenue Los Angeles, California 90071-1560 Tel: +1.213.485.1234 Fax: +1.213.891.8763 www.lw.com

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December 17, 2010

VIA EDGAR AND COURIER

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4631
100 F Street, N.E.
Washington, D.C. 20549	File No. 043222-0002

Attention:	Jennifer Gowetski, Senior Counsel
Angela McHale, Attorney-Advisor
Cicely LaMothe, Accounting Branch Chief
Jorge Bonilla, Staff Accountant

Re:	American Assets Trust, Inc.
Amendment No. 3 to Registration Statement on Form S-11
Filed December 6, 2010
File No. 333-169326

Ladies and Gentlemen:

On behalf of American Assets Trust, Inc. (the “Company”), we have electronically transmitted for filing under separate cover, pursuant to Regulation S-T, Amendment No. 4 (the “Amendment”) to the Company’s above-referenced Registration Statement on Form S-11, which was initially filed with the Securities and Exchange Commission (the “Commission”) on September 13, 2010 and subsequently amended on October 20, 2010 (“Amendment No. 1”), November 12, 2010 (“Amendment No. 2”) and December 6, 2010 (“Amendment No. 3”), as amended, the “Registration Statement.” For your convenience, we have enclosed a courtesy package that includes five copies of the Amendment, three of which have been marked to show changes from Amendment No. 3.

This letter responds to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Commission, received by facsimile on December 16, 2010 (the “Comment Letter”), with respect to the Registration Statement, and the Amendment has been revised to reflect the Company’s responses to the Comment Letter. For ease of review, we have set forth below each of the numbered comments of your letter and the Company’s responses thereto. All page numbers and captions in the responses below refer to the Amendment, except as otherwise noted below.

December 17, 2010

Risk Factors, page 20

Upon completion of this offering and our formation transactions . . . , page 33

1.	We note your response to comment 2 in our letter dated November 29, 2010 and the revised disclosure on page 33 that you may be subject to on-going litigation, including existing claims relating to entities that own the properties and operate the business and that you may become subject to litigation in connection with the formation transactions. Please revise your disclosure on page 33 to specifically describe the on-going litigation and the existing claims relating to entities that own the properties and operate the business or advise.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 33 of the Amendment to specifically describe the on-going litigation and the existing claims relating to entities that own the properties and operate the business.

Financial Statements of American Assets Trust, Inc. Predecessor

Note 1 – Summary of Significant Accounting Policies

Real Estate, page F-34

2.	We note your response to comment seven relating to your accounting for below market rental lease renewal options. Please quantify the impact on the amortization expense in each of the periods presented had you recorded the liability for all below market leases that you determined renewal was not probable. Clarify to us the amortization period you used which we presume is the renewal period. Also provide us your SAB 108 materiality analysis. This analysis should address the impact to your pro forma financial information as well as the audited financial information of your predecessor.

Response: In response to the Staff’s comment, the Company advises the Staff that, based on its calculations related to intangible lease liabilities with fixed rate renewal options, it determined that there were 11 leases where it was not probable that the tenants would exercise their right to renew the leases and that the potential liability related to these leases was $2.5 million. The Company did not record the $2.5 million liability related to these 11 leases since it had been determined that it was not probable that these 11 tenants would renew their leases based on qualitative and quantitative factors. While the Company believes its accounting treatment of the potential intangible lease liability is in accordance with GAAP, it acknowledges that other companies may have different approaches to analyzing intangible lease liabilities relating to below market leases with fixed rate renewals that, were the Company to adopt them, might require the Company to record some portion of the $2.5 million potential liability as an intangible lease liability on its balance sheet (with the debit side of the entry being to real estate property). However, even if the Company were to follow any such alternate approach, the Company respectfully advises the staff that it believes the effect on the Company’s financial statements would be immaterial.

In response to the Staff’s comment, the Company is providing a SAB 108 analysis of the impact of not recording 100% of this potential liability on the audited financial statements of its predecessor as well as on its pro forma information. Included in this analysis is the impact on the amortization into revenue had the Company recorded the liability for all below-market leases for which it had determined renewal was not probable. The amortization period for these leases is based on the renewal periods, therefore the below-market lease liability would not be amortized as an increase of revenue until the renewal period begins. It should be noted that the Company has previously recorded 100% of the potential below-market lease liability related to the nine tenants with respect to which the Company has concluded it is probable that such tenants will exercise their option to renew. These nine tenants constitute 70% of the potential liability for all leases (including the 11 leases discussed above) with below market rent with fixed rate options to renew.

With respect to the materiality of the adjustments relating to the additional intangible lease liabilities and related amortization and related property carrying amounts and related depreciation noted above, the Company believes such adjustments are not material to any of its prior or current year financial statements or pro forma financial information. Based on the quantitative analysis set forth below the Company believes that it is not likely that the judgment of a reasonable person relying upon its financial statements would have been changed or influenced by the inclusion of such adjustments.

December 17, 2010

Quantitative Determination of Materiality (2005 through 9/30/2010 and pro forma information)

The Company’s analysis of the materiality of such adjustments is as follows:

Category	Range of Impact on Historical Information	Range of Impact on Pro Forma Information
Adjustment as a percentage of Total Assets:	0.19% - 0.23%	0.14%
Adjustment as a percentage of Total Liabilities:	0.25% - 0.33%	0.26%
Adjustment as a percentage of Equity:	0.03% - 0.16%	0.04%
Adjustment as a percentage of Revenue:	0.00% - 0.04%	0.02% – 0.03%
Adjustment as a percentage of Depreciation:	0.18% - 0.21%	0.12% - 0.13%
Adjustment as a percentage of Net Income from continuing operations:	0.09% - 3.22% (rollover method) and 4.67% for the nine months ended September 30, 2010 (iron curtain method);	0.08%-0.09% (rollover method) and 2.62% (iron curtain method)

Support for the foregoing metrics is attached as Annex A to this letter.

Qualitative Determination of Materiality

•

The initial assigned intangible lease liabilities are based on valuations which are not capable of precise measurement and are thus subject to a considerable degree of estimation. Factors affecting such valuations include, among other factors, market rent assumptions, competitive considerations for the property and the tenants, sales projections, financial strength and staying power of tenants, renewal rate assumptions, and discount rates.

•

The adjustments would not mask a change in earnings or other trends. They would have no material impact (less than 0.1%) on “Funds from Operations” or FFO, a primary non-GAAP measure of performance for real estate operating companies and real estate investment trusts, widely used by the investment and banking community, which excludes real estate related depreciation altogether. The adjustments would have primarily impacted real estate related depreciation.

•

The adjustment would not change a loss into income or vice versa for any of the relevant years. For certain years the Company operated with minimal income or loss due to depreciation expense and/or impairment charges, therefore adjustments as a percentage of net income are not a meaningful measurement.

•	The Company has considered the impact on its segment data and determined it to not be material (i.e. from 0.0% to 0.2% of respective segment profit for all periods presented).

•	The adjustments will or would have no impact on the Company’s compliance with any debt covenants or other contractual or regulatory requirements.

•	The adjustments will or would have no effect on management’s compensation or the determination thereof.

December 17, 2010

Sensitivity Analysis: The Company respectfully suggests that the above analysis is conservative in that it assumes the accrual of 100% of the potential liability related to below market leases with fixed rate renewals. As it is likely that some of the tenants would not exercise their option to renew their lease for reasons independent of the rental rate, the Company believes it would be reasonable to assume that less than 100% of these potential liabilities will ultimately accrue. To illustrate the impact of the accrual of less than 100% of these potential liabilities, the Company has provided the following sensitivity analysis illustrating the impact on its key financial statement metrics if 50% and 75% of these potential liabilities were to be accrued.

Accrual of 50% of Potential Liability

Category	Range of Impact on Historical Information	Range of Impact on Pro Forma Information
Adjustment as a percentage of Total Assets:	0.10% - 0.12%	0.07%
Adjustment as a percentage of Total Liabilities:	0.13% - 0.17%	0.13%
Adjustment as a percentage of Equity:	0.02% - 0.08%	0.02%
Adjustment as a percentage of Revenue:	0.00% - 0.02%	0.01% – 0.02%
Adjustment as a percentage of Depreciation:	0.09% - 0.11%	0.06% - 0.07%
Adjustment as a percentage of Net Income from continuing operations:	0.05% - 1.61% (rollover method) and 2.35% for the nine months ended September 30, 2010 (iron curtain method);	0.04%-0.05% (rollover) and 1.31% (iron curtain)

Accrual of 75% of Potential Liability

Category	Range of Impact on Historical Information	Range of Impact on Pro Forma Information
Adjustment as a percentage of Total Assets:	0.15% - 0.18%	0.11%
Adjustment as a percentage of Total Liabilities:	0.19% - 0.25%	0.20%
Adjustment as a percentage of Equity:	0.03% - 0.12%	0.03%
Adjustment as a percentage of Revenue:	0.00% - 0.03%	0.01% – 0.03%
Adjustment as a percentage of Depreciation:	0.13% - 0.16%	0.09% - 0.10%
Adjustment as a percentage of Net Income from continuing operations:	0.07% - 2.42% (rollover method) and 3.55% for the nine months ended September 30, 2010 (iron curtain method);	0.06%-0.07% (rollover method) and 2.01% (iron curtain method)

Please do not hesitate to contact me by telephone at (213) 891-8371 or by fax at (213) 891-8763 with any questions or comments regarding this correspondence.

Very truly yours,

/s/ Julian T. H. Kleindorfer
Julian T.H. Kleindorfer
of LATHAM & WATKINS LLP

cc:	John Chamberlain, American Assets Trust, Inc.
Adam Wyll, American Assets Trust, Inc.
Scott N. Wolfe, Esq., Latham & Watkins LLP
Michael E. Sullivan, Esq., Latham & Watkins LLP
David W. Bonser, Esq., Hogan Lovells US LLP
Samantha S. Gallagher, Esq., Hogan Lovells US LLP

Annex A

SAB 108 Analysis

Below Market Leases with Fixed Rate Renewal Options

(In thousands)

	2005	2006	2007	2008	2009	9/30/2010	Pro Forma 2009	Pro Forma 9/30/2010
ASSETS
Total Real Estate	817,309	803,589	802,605	793,237	774,208	927,430	N/A	1,288,236
Total Assets	1,057,606	1,029,157	1,039,909	971,118	938,991	1,101,906	N/A	1,511,941
Adjustment	2,417	2,353	2,289	2,225	2,161	2,122	N/A	2,122
Percentage of Real Estate Assets	0.30%	0.29%	0.29%	0.28%	0.28%	0.23%	N/A	0.16%
Percentage of Total Assets	0.23%	0.23%	0.22%	0.23%	0.23%	0.19%	N/A	0.14%
LIABILITIES
Other liabilities and deferred credits	20,099	18,517	16,286	13,049	11,573	29,934	N/A	36,583
Total Liabilities	753,449	746,799	763,717	781,944	768,028	947,784	N/A	914,661
Adjustment	2,499	2,499	2,493	2,452	2,406	2,366	N/A	2,366
Percentage of Other liabilities and deferred credits	12.43%	13.50%	15.31%	18.79%	20.79%	7.90%	N/A	6.47%
Percentage of Liabilities	0.33%	0.33%	0.33%	0.31%	0.31%	0.25%	N/A	0.26%
EQUITY
Equity	304,157	282,358	276,192	189,174	170,963	154,122	N/A	597,280
Adjustment	(82)	(146)	(204)	(227)	(245)	(244)	N/A	(244)
Percentage of Equity	-0.03%	-0.05%	-0.07%	-0.12%	-0.14%	-0.16%	N/A	-0.04%
REVENUES
Revenues	105,038	113,003	117,508	120,943	117,043	94,207	195,562	147,543
Adjustment	—	—	6	41	46	40	46	40
Percentage of Revenue	0.00%	0.00%	0.01%	0.03%	0.04%	0.04%	0.02%	0.03%
DEPRECIATION
Depreciation	29,587	31,197	31,376	31,089	29,858	27,347	48,520	40,183
Adjustment	64	64	64	64	64	48	64	48
Percentage of Depreciation	0.22%	0.21%	0.20%	0.21%	0.21%	0.18%	0.13%	0.12%
OPERATING INCOME
Operating Income	41,161	39,751	43,109	48,245	51,485	36,341	73,197	49,955
Adjustment	(64)	(64)	(58)	(23)	(18)	(8)	(18)	(8)
Percentage of Operating Income	-0.16%	-0.16%	-0.13%	-0.05%	-0.03%	-0.02%	-0.02%	-0.02%
FUNDS FROM OPERATIONS
FFO	N/A	N/A	N/A	N/A	N/A	N/A	68,029	49,846
Adjustment	N/A	N/A	N/A	N/A	N/A	N/A	46	40
Percentage of FFO	N/A	N/A	N/A	N/A	N/A	N/A	0.07%	0.08%
NET INCOME FROM CONTINUING OPERATIONS
Net Income from Continuing Operations	(3,280)	(2,018)	(1,801)	(12,059)	5,239	5,413	19,509	9,663
Adjustment on an annual basis	(64)	(64)	(58)	(23)	(18)	(8)	(18)	(8)
Percentage of Net Income from continuing operations	1.95%	3.17%	3.22%	0.19%	-0.34%	-0.15%	-0.09%	-0.08%
Adjustment on a cumulative basis	(82)	(146)	(204)	(227)	(245)	(253)	(245)	(253)
Percentage of Net Income from continuing operations	2.50%	7.23%	11.33%	1.88%	-4.68%	-4.67%	-1.26%	-2.62%

Balance Sheet

	December 31, 2008				December 31, 2009
	12/31/2008	Adjustment	As Adjusted	Variance %	12/31/2009	Adjustment	As Adjusted	Variance %
ASSETS
Real estate, at cost
Operating Real Estate	953,116	2,499	955,615	0.26%	959,724	2,499	962,223	0.26%
Construction in progress	1,347		1,347	0.00%	762		762	0.00%
Held for development	7,639		7,639	0.00%	7,846		7,846	0.00%

Subtotal	962,102	2,499	964,601	0.26%	968,332	2,499	970,831
Accumulated depreciation	(168,865)	(274)	(169,139)	0.16%	(194,124)	(338)	(194,462)	0.17%

Net real estate	793,237	2,225	795,462	0.28%	774,208	2,161	776,369
Cash and cash equivalents	18,978		18,978	0.00%	24,189		24,189	0.00%
Restricted cash	4,527		4,527	0.00%	4,644		4,644	0.00%
Accounts receivable, net	19,843		19,843	0.00%	20,767		20,767	0.00%
Notes receivable from affiliates	22,099		22,099	0.00%	20,969		20,969	0.00%
Investment in real estate partnerships	69,967		69,967	0.00%	57,810		57,810	0.00%
Prepaid expenses and other assets	39,993		39,993	0.00%	34,003		34,003	0.00%
Debt issuance costs, net of accumulated amortization	2,474		2,474	0.00%	2,401		2,401	0.00%

TOTAL ASSETS	971,118	2,225	973,343	0.23%	938,991	2,161	941,152

LIABILITIES AND EQUITY
Liabilities
Secured notes payable	724,206		724,206	0.00%	723,920		723,920	0.00%
Unsecured notes payable	21,143		21,143	0.00%	12,864		12,864	0.00%
Notes payable to affiliates	9,840		9,840	0.00%	7,667		7,667	0.00%
Accounts payable and accrued expenses	8,998		8,998	0.00%	7,193		7,193	0.00%
Security deposits payable	2,402		2,402	0.00%	2,362		2,362	0.00%
Other liabilities and deferred credits	13,049	2,452	15,501	18.79%	11,573	2,406	13,979	20.79%
Distributions in excess of earnings on JVs	2,306		2,306	0.00%	2,449		2,449	0.00%

Total liabilities	781,944	2,452	784,396	0.31%	768,028	2,406	770,434
Equity							—
Controlling interests	148,864	(227)	148,637	-0.15%	133,173	(245)	132,928	-0.18%
Noncontrolling interests	40,310		40,310	0.00%	37,790		37,790	0.00%

Total equity	189,174	(227)	188,947	-0.12%	170,963	(245)	170,718	-0.14%

TOTAL LIABILITIES AND EQUITY	971,118	2,225	973,343	0.23%	938,991	2,161	941,152	0.23%

Balance Sheet

	September 30, 2010				Pro Forma September 30, 2010
	9/30/2010	Adjustment	As Adjusted	Variance %	9/30/2010	Adjustment	As Adjusted	Variance %
ASSETS
Real estate, at cost
Operating Real Estate	1,132,980	2,499	1,135,479	0.22%
Construction in progress	621		621	0.00%
Held for development	7,971		7,971	0.00%

Subtotal	1,141,572	2,499	1,144,071
Accumulated depreciation	(214,142)	(377)	(214,519)	0.18%

Net real estate	927,430	2,122	929,552		1,288,236	2,122	1,290,358	0.16%
Cash and cash equivalents	37,363		37,363	0.00%	120,135		120,135	0.00%
Restricted cash	5,493		5,493	0.00%	9,038		9,038	0.00%
Accounts receivable, net	21,875		21,875	0.00%	23,357		23,357	0.00%
Notes receivable from affiliates	21,769		21,769	0.00%	—		—
Investment in real estate partnerships	43,583		43,583	0.00%	—		—
Prepaid expenses and other assets	42,079		42,079	0.00%	68,015		68,015	0.00%
Debt issuance costs, net of accumulated amortization	2,314		2,314	0.00%	3,160		3,160	0.00%

TOTAL ASSETS	1,101,906	2,122	1,104,028		1,511,941	2,122	1,514,063

LIABILITIES AND EQUITY
Liabilities
Secured notes payable	853,774		853,774	0.00%	859,832		859,832	0.00%
Unsecured notes payable	31,376		31,376	0.00%	—		—
Notes payable to affiliates	5,889		5,889	0.00%	—		—
Accounts payable and accrued expenses	10,244		10,244	0.00%	14,115		14,115	0.00%
Security deposits payable	2,639		2,639	0.00%	4,131		4,131	0.00%
Other liabilities and deferred credits	29,934	2,366	32,300	7.90%	36,583	2,366	38,949	6.47%
Distributions in excess of earnings on JVs	13,928		13,928	0.00%	—		—

Total liabilities	947,784	2,366	950,150		914,661	2,366	917,027
Equity			—				—
Controlling interests	120,499	(244)	120,255	-0.20%	526,096	(244)	525,852	-0.05%
Noncontrolling interests	33,623		33,623		71,184		71,184

Total equity	154,122	(244)	153,878	-0.16%	597,280	(244)	597,036	-0.04%

TOTAL LIABILITIES AND EQUITY	1,101,906	2,122	1,104,028	0.19%	1,511,941	2,122	1,514,063	0.14%

Income Statement Effect of Annual Adjustment

	December 31, 2007				December 31, 2008
	12/31/2007	Adjustment	As Adjusted	Variance %	12/31/2008	Adjustment	As Adjusted	Variance %
REVENUE
Rental income	113,324	6	113,330	0.01%	117,104	41	117,145	0.04%
Other property income	4,184		4,184	0.00%	3,839		3,839	0.00%

Total revenue	117,508	6	117,514	0.01%	120,943	41	120,984	0.03%

EXPENSES							0
Rental expenses	21,674		21,674	0.00%	22,029		22,029	0.00%
Real estate taxes	10,878		10,878	0.00%	10,890		10,890	0.00%
General and administrative	10,471		10,471	0.00%	8,690		8,690	0.00%
Depreciation and amortization	31,376	64	31,440	0.20%	31,089	64	31,153	0.21%

Total operating expenses	74,399	64	74,463	0.09%	72,698	64	72,762	0.09%

OPERATING INCOME	43,109	(58)	43,051	-0.13%	48,245	(23)	48,222	-0.05%
Interest income	2,462		2,462	0.00%	1,167		1,167	0.00%
Interest expenses	(42,902)		(42,902)	0.00%	(43,737)		(43,737)	0.00%
Fee Income	2,721		2,721	0.00%	1,538		1,538	0.00%
Income from real estate partnership	(7,191)		(7,191)	0.00%	(19,272)		(19,272)	0.00%

INCOME FROM CONTINUING OPERATIONS	(1,801)	(58)	(1,859)	3.22%	(12,059)	(23)	(12,082)	0.19%
DISCONTINUED OPERATIONS
Income from discontinued operations	(2,874)		(2,874)	0.00%	(2,071)		(2,071)	0.00%
Gain on sale of real estate from discontinued operations					2,625		2,625	0.00%
Results from discontinued operations	(2,874)	—	(2,874)	0.00%	554	—	554	0.00%

NET INCOME	(4,675)	(58)	(4,733)	1.24%	(11,505)	(23)	(11,528)	0.20%
Net income attributable to noncontrolling interests	(2,140)		(2,140)	0.00%	(4,488)		(4,488)	0.00%

NET INCOME ATTRIBUTABLE TO PREDECESSOR	(2,535)	(58)	(2,593)	2.29%	(7,017)	(23)	(7,040)	0.33%

Income Statement Effect of Cumulative Adjustment

	December 31, 2007				December 31, 2008
	12/31/2007	Adjustment	As Adjusted	Variance %	12/31/2008	Adjustment	As Adjusted	Variance %
REVENUE
Rental income	113,324	6	113,330	0.01%	117,104	47	117,151	0.04%
Other property income	4,184		4,184	0.00%	3,839		3,839	0.00%

Total revenue	117,508	6	117,514	0.01%	120,943	47	120,990	0.04%

EXPENSES							0
Rental expenses	21,674		21,674	0.00%	22,029		22,029	0.00%
Real estate taxes	10,878		10,878	0.00%	10,890		10,890	0.00%
General and administrative	10,471		10,471	0.00%	8,690		8,690	0.00%
Depreciation and amortization	31,376	210	31,586	0.67%	31,089	274	31,363	0.88%

Total operating expenses	74,399	210	74,609	0.28%	72,698	274	72,972	0.38%

OPERATING INCOME	43,109	(204)	42,905	-0.47%	48,245	(227)	48,018	-0.47%
Interest income	2,462		2,462	0.00%	1,167		1,167	0.00%
Interest expenses	(42,902)		(42,902)	0.00%	(43,737)		(43,737)	0.00%
Fee Income	2,721		2,721	0.00%	1,538		1,538	0.00%
Income from real estate partnership	(7,191)		(7,191)	0.00%	(19,272)		(19,272)	0.00%

INCOME FROM CONTINUING OPERATIONS	(1,801)	(204)	(2,005)	11.33%	(12,059)	(227)	(12,286)	1.88%
DISCONTINUED OPERATIONS
Income from discontinued operations	(2,874)		(2,874)	0.00%	(2,071)		(2,071)	0.00%
Gain on sale of real estate from discontinued operations					2,625		2,625	0.00%
Results from discontinued operations	(2,874)	—	(2,874)	0.00%	554	—	554	0.00%

NET INCOME	(4,675)	(204)	(4,879)	4.36%	(11,505)	(227)	(11,732)	1.97%
Net income attributable to noncontrolling interests	(2,140)		(2,140)	0.00%	(4,488)		(4,488)	0.00%

NET INCOME ATTRIBUTABLE TO PREDECESSOR	(2,535)	(204)	(2,739)	8.05%	(7,017)	(227)	(7,244)	3.24%

Income Statement Effect of Annual Adjustment

	December 31, 2009				Pro Forma December 31, 2009
	12/31/2009	Adjustment	As Adjusted	Variance %	12/31/2009	Adjustment	As Adjusted	Variance %
REVENUE
Rental income	113,080	46	113,126	0.04%	188,794	46	188,840	0.02%
Other property income	3,963		3,963	0.00%	6,768		6,768	0.00%

Total revenue	117,043	46	117,089	0.04%	195,562	46	195,608	0.02%

EXPENSES			0				0
Rental expenses	20,336		20,336	0.00%	49,433		49,433	0.00%
Real estate taxes	8,306		8,306	0.00%	13,298		13,298	0.00%
General and administrative	7,058		7,058	0.00%	11,114		11,114	0.00%
Depreciation and amortization	29,858	64	29,922	0.21%	48,520	64	48,584	0.13%

Total operating expenses	65,558	64	65,622	0.10%	122,365	64	122,429	0.05%

OPERATING INCOME	51,485	(18)	51,467	-0.03%	73,197	(18)	73,179	-0.02%
Interest income	173		173	0.00%	(113)		(113)	0.00%
Interest expenses	(43,290)		(43,290)	0.00%	(53,575)		(53,575)	0.00%
Fee Income	1,736		1,736	0.00%	—		—
Income from real estate partnership	(4,865)		(4,865)	0.00%	—		—

INCOME FROM CONTINUING OPERATIONS	5,239	(18)	5,221	-0.34%	19,509	(18)	19,491	-0.09%
DISCONTINUED OPERATIONS
Income from discontinued operations	—		—		—		—
Gain on sale of real estate from discontinued operations	—		—		—		—
Results from discontinued operations	—	—	—		—	—	—

NET INCOME	5,239	(18)	5,221	-0.34%	19,509	(18)	19,491	-0.09%
Net income attributable to noncontrolling interests	(1,205)		(1,205)	0.00%			—

NET INCOME ATTRIBUTABLE TO PREDECESSOR	6,444	(18)	6,426	-0.28%	19,509	(18)	19,491	-0.09%

Income Statement Effect of Cumulative Adjustment

	December 31, 2009				Pro Forma December 31, 2009
	12/31/2009	Adjustment	As Adjusted	Variance %	12/31/2009	Adjustment	As Adjusted	Variance %
REVENUE
Rental income	113,080	93	113,173	0.08%	188,794	93	188,887	0.05%
Other property income	3,963		3,963	0.00%	6,768		6,768	0.00%

Total revenue	117,043	93	117,136	0.08%	195,562	93	195,655	0.05%

EXPENSES			0				0
Rental expenses	20,336		20,336	0.00%	49,433		49,433	0.00%
Real estate taxes	8,306		8,306	0.00%	13,298		13,298	0.00%
General and administrative	7,058		7,058	0.00%	11,114		11,114	0.00%
Depreciation and amortization	29,858	338	30,196	1.13%	48,520	338	48,858	0.70%

Total operating expenses	65,558	338	65,896	0.52%	122,365	338	122,703	0.28%

OPERATING INCOME	51,485	(245)	51,240	-0.48%	73,197	(245)	72,952	-0.33%
Interest income	173		173	0.00%	(113)		(113)	0.00%
Interest expenses	(43,290)		(43,290)	0.00%	(53,575)		(53,575)	0.00%
Fee Income	1,736		1,736	0.00%	—		—
Income from real estate partnership	(4,865)		(4,865)	0.00%	—		—

INCOME FROM CONTINUING OPERATIONS	5,239	(245)	4,994	-4.68%	19,509	(245)	19,264	-1.26%
DISCONTINUED OPERATIONS
Income from discontinued operations	—		—		—		—
Gain on sale of real estate from discontinued operations	—		—		—		—
Results from discontinued operations	—	—	—		—	—	—

NET INCOME	5,239	(245)	4,994	-4.68%	19,509	(245)	19,264	-1.26%
Net income attributable to noncontrolling interests	(1,205)		(1,205)	0.00%			—

NET INCOME ATTRIBUTABLE TO PREDECESSOR	6,444	(245)	6,199	-3.80%	19,509	(245)	19,264	-1.26%

Income Statement

Effect of Annual Adjustment

	Year-to-date September 30, 2010				Pro Forma September 30, 2010
	9/30/2010	Adjustment	As Adjusted	Variance %	9/30/2010	Adjustment	As Adjusted	Variance %
REVENUE
Rental income	91,437	40	91,477	0.04%	142,634	40	142,674	0.03%
Other property income	2,770		2,770	0.00%	4,909		4,909	0.00%

Total revenue	94,207	40	94,247	0.04%	147,543	40	147,583	0.03%

EXPENSES			0				0
Rental expenses	16,114		16,114	0.00%	36,729		36,729	0.00%
Real estate taxes	9,481		9,481	0.00%	12,636		12,636	0.00%
General and administrative	4,924		4,924	0.00%	8,040		8,040	0.00%
Depreciation and amortization	27,347	48	27,395	0.18%	40,183	48	40,231	0.12%

Total operating expenses	57,866	48	57,914	0.08%	97,588	48	97,636	0.05%

OPERATING INCOME	36,341	(8)	36,333	-0.02%	49,955	(8)	49,947	-0.02%
Interest income	62		62	0.00%	(170)		(170)	0.00%
Interest expenses	(34,057)		(34,057)	0.00%	(40,122)		(40,122)	0.00%
Fee Income	2,201		2,201	0.00%	—		—
Income from real estate partnership	866		866	0.00%	—		—

INCOME FROM CONTINUING OPERATIONS	5,413	(8)	5,405	-0.15%	9,663	(8)	9,655	-0.08%
DISCONTINUED OPERATIONS
Income from discontinued operations	—		—		—		—
Gain on sale of real estate from discontinued operations	—		—		—		—
Results from discontinued operations	—	—	—		—	—	—

NET INCOME	5,413	(8)	5,405	-0.15%	9,663	(8)	9,655	-0.08%
Net income attributable to noncontrolling interests	(1,905)		(1,905)	0.00%			—

NET INCOME ATTRIBUTABLE TO PREDECESSOR	7,318	(8)	7,310	-0.11%	9,663	(8)	9,655	-0.08%

Income Statement Effect of Cumulative Adjustment

	Year-to-date September 30, 2010				Pro Forma September 30, 2010
	9/30/2010	Adjustment	As Adjusted	Variance %	9/30/2010	Adjustment	As Adjusted	Variance %
REVENUE
Rental income	91,437	133	91,570	0.15%	142,634	133	142,767	0.09%
Other property income	2,770		2,770	0.00%	4,909		4,909	0.00%

Total revenue	94,207	133	94,340	0.14%	147,543	133	147,676	0.09%

EXPENSES			0				0
Rental expenses	16,114		16,114	0.00%	36,729		36,729	0.00%
Real estate taxes	9,481		9,481	0.00%	12,636		12,636	0.00%
General and administrative	4,924		4,924	0.00%	8,040		8,040	0.00%
Depreciation and amortization	27,347	386	27,733	1.41%	40,183	386	40,569	0.96%

Total operating expenses	57,866	386	58,252	0.67%	97,588	386	97,974	0.40%

OPERATING INCOME	36,341	(253)	36,088	-0.70%	49,955	(253)	49,702	-0.51%
Interest income	62		62	0.00%	(170)		(170)	0.00%
Interest expenses	(34,057)		(34,057)	0.00%	(40,122)		(40,122)	0.00%
Fee Income	2,201		2,201	0.00%	—		—
Income from real estate partnership	866		866	0.00%	—		—

INCOME FROM CONTINUING OPERATIONS	5,413	(253)	5,160	-4.67%	9,663	(253)	9,410	-2.62%
DISCONTINUED OPERATIONS
Income from discontinued operations	—		—		—		—
Gain on sale of real estate from discontinued operations	—		—		—		—
Results from discontinued operations	—	—	—		—	—	—

NET INCOME	5,413	(253)	5,160	-4.67%	9,663	(253)	9,410	-2.62%
Net income attributable to noncontrolling interests	(1,905)		(1,905)	0.00%			—

NET INCOME ATTRIBUTABLE TO PREDECESSOR	7,318	(253)	7,065	-3.46%	9,663	(253)	9,410	-2.62%